Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Assumptions for Fair Value as of Balance Sheet Date of Assets or Liabilities that relate to Transferor's Continuing Involvement [Table Text Block]
	March 31, 2013		March 31, 2012

Risk-free interest rate	0.05% - 0.18%	0	0.21% - 0.36%
Expected remaining term	0.14 - 1.39 Years		1.14 - 2.19 Years
Expected volatility	94.54% - 128.32%		86.75% - 100.11%
Dividend yield	0%		0%

	December 31, 2012		December 31, 2011
Risk-free interest rate	0.08% - 0.21%	0	0.16% - 0.32%
Expected remaining term	0.38 - 1.58 Years		1.25 - 2.39 Years
Expected volatility	117.58% - 131.42%		80.66% - 85.13%
Dividend yield	0%		0%

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389

	Securities Into Which	Warrants	Warrants Subject	Exercise	Expiration
	Warrants are Convertible	Outstanding	to Anti-Dilution	Price	Date

.	Common stock	56,173,248	—	$0.6200	May 2016
	Common stock	4,487,656	3,718,425	$0.7800	June and August 2014
	Common stock	2,875,736	2,774,050	$0.8400	December 2014 and January 2015
	Common stock	2,265,071	2,084,914	$0.8400	May 2013
	Common stock	95,368	—	$1.4680	December 2015
	Common stock	203,500	—	$1.5000	July 2015
	Common stock	3,000,830	—	$1.5500	July 2015
	Common stock	200,000	—	$3.0000	December 2014 and November 2015

	Subtotal	69,301,409	8,577,389

	Series C CPS	1,077,911	—	$2.3193	March 2014

	Total	70,379,320	8,577,389